PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
TopBuild Corp. 401(k) Plan
PLAN TERMINATION
PLAN TERMINATION

5. PLAN TERMINATION

Although the Company has not expressed an intent to do so, the Company has the right at any time to discontinue its contributions and to terminate the Plan, subject to the provisions of ERISA.  At the date of any such termination, all participants would become fully vested in their accounts and the TopBuild Corp. 401(k) Oversight Committee would direct the Trustee to distribute to the participants all assets of the Plan, net of any termination expenses which would be prorated among the participants’ accounts.